Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2022	2021
Loan receivable	37	55
South Hedland prepaid transmission access and distribution costs	61	65
Long-term prepaids and other assets	56	48
Project development costs	10	29
Total Other assets	164	197

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 13)	4	55
Total long-term other assets	160	142
Total Other assets	164	197

Disclosure of change in project development costs	The change in project development costs is as follows:

As at Dec. 31	2022	2021
Balance, Jan 1	29	25
Additions	29	15
Transfers to PP&E (Note 19)	(29)	(1)
Transfers to intangible assets (Note 21)	(19)	—
Impairment charges (Note 7)	—	(10)
Balance, Dec. 31	10	29